Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net
(8)	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
Building	53,049,213	53,049,213
Computer equipment	3,954,697	2,993,047
Furniture, fixtures and office equipment	1,769,409	1,604,816
Motor vehicles	1,986,506	1,469,021
Software	1,729,921	1,701,584
Leasehold improvements	17,840,533	8,611,042
	80,330,279	69,428,723
Less: accumulated depreciation and amortization	(42,211,063)	(32,924,739)
Property and equipment, net	38,119,216	36,503,984

Total depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 is allocated to the following expense items:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	28,389	214,133	397,905
Research and development	226,173	240,603	448,414
Sales and marketing	35,343	9,597	7,984
General and administrative	4,491,492	7,158,056	4,937,844
Other operating income, net	369,048	398,192	—
Total depreciation expense	5,150,445	8,020,581	5,792,147